Vessels and Equipment Classified as Held for Sale	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Vessels and Equipment Classified as Held for Sale	Vessels and Equipment Classified as Held for Sale

		December 31, 2021	December 31, 2020
Vessel	Segment	$	$
Dampier Spirit(1)(2)	FSO Segment	—	—
Navion Anglia(1)	Shuttle Tanker Segment	—	4,400
Navion Oslo(1)	Shuttle Tanker Segment	—	3,100
Petrojarl Varg	FPSO Segment	5,800	—
		5,800	7,500
(1)Classification as a result of the highly probable sale of the vessels, which were completed during the first quarter of 2020, second quarter of 2021 or third quarter of 2021 (see Note 7 for additional information).
(2)As at December 31, 2020, the Dampier Spirit FSO unit was classified as held for sale and had a carrying value of $nil.
The fair value of vessels and equipment classified as held for sale measured on a non-recurring basis was $5.8 million and $7.5 million as at December 31, 2021 and December 31, 2020, respectively (see Note 10 for additional information).